21. Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

21.        Leases

Affimed presents right-of-use assets for offices, laboratories and vehicles leased in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. The agreements have an average non-cancellable term of between one and four years with renewal options included in some contracts. For equipment leased with contract terms that are short term and/or leases of low-value items the Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Total
Balance as of January 1, 2019	695	22	717
Depreciation charge for the year	(371)	(13)	(384)
Additions to right-of-use assets	492	0	492
Balance as of December 31, 2019	816	9	824

Cash outflow related to leases are as follows:

2019
Repayment of lease liabilities	405
Interest on lease liabilities	24
Short-term lease payments	66
Cash outflow from leasing	495

In 2018 and 2017, lease expenses of €562 and €472 have been recognized in the consolidated statement of comprehensive income.

Future contractually agreed undiscounted lease payments are as follows:

	2019: Leases under IFRS 16	2018: Operating Leases under IAS 17
Payments within one year	553	675
Payments between one and five years	276	541
	829	1,216

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

2019
Balance as of January 1	717
Changes from financing cash flows
Repayment of lease liabilities	(405)
(405)
Other Changes
New lease contracts	492
492
Balance as of December 31, 2019	804